Income tax credit (Tables)	12 Months Ended
Dec. 31, 2025
Income tax credit
Summary of components of income tax expense (benefit)

	2025	2024	2023
	£000	£000	£000
Enhanced R&D intensive support	16,641	—	—
Small and medium-sized Enterprise scheme	—	—	22,661
Adjustments for R&D tax relief of prior years	13,700	—	—
	30,341	—	22,661